UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     January 12, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $995,243 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BRD CO                COM              00762W107    10837   146038 SH       SOLE                    74172        0    71866
AMERICAN PUBLIC EDUCATON INC   COM              02913V103     7732   178640 SH       SOLE                    91517        0    87123
ARTIO GLOBAL INVS INC          COM CL A         04315B107    12613  2584649 SH       SOLE                  1310053        0  1274596
BALDWIN & LYONS INC            CL B             057755209    11932   547317 SH       SOLE                   278226        0   269091
BIG LOTS INC                   COM              089302103    29487   780901 SH       SOLE                   396392        0   384509
BROWN & BROWN INC              COM              115236101    44571  1969559 SH       SOLE                   966817        0  1002742
CBOE HLDGS INC                 COM              12503M108    28957  1119750 SH       SOLE                   568366        0   551384
CARLISLE COS INC               COM              142339100    27141   612665 SH       SOLE                   311116        0   301549
CHARLES RIV LABS INTL INC      COM              159864107    26869   983131 SH       SOLE                   499024        0   484107
CHEMED CORP NEW	               COM              16359R103    29557   577174 SH       SOLE                   292873        0   284301
DESCARTES SYS GROUP INC        COM              249906108    13577  1886300 SH       SOLE                   368400        0  1517900
EURONET WORLDWIDE INC          COM              298736109    23466  1269788 SH       SOLE                   644737        0   625051
FIRSTSERVICE CORP              SUB VTG SH       33761N109    26709  1007900 SH       SOLE                   195600        0   812300
GT ADVANCED TECHNOLOGIES INC   COM              36191U106    17737  2449871 SH       SOLE                  1243344        0  1206527
GLADSTONE INVT CORP            COM              376546107     7717  1061514 SH       SOLE                   538296        0   523218
GRACO INC                      COM              384109104    21083   515595 SH       SOLE                   261531        0   254064
GRAND CANYON ED INC            COM              38526M106    35342  2214421 SH       SOLE                  1124331        0  1090090
HERBALIFE LTD                  COM USD SHS      G4412G101    17139   331707 SH       SOLE                   168167        0   163540
HHGREGG INC                    COM              42833L108    26684  1846641 SH       SOLE                   930006        0   916635
ICONIX BRAND GROUP INC         COM              451055107    22448  1377997 SH       SOLE                   699365        0   678632
IDEX CORP                      COM              45167R104    25959   699514 SH       SOLE                   355287        0   344227
INTERVAL LEISURE GROUP INC     COM              46113M108    33388  2453217 SH       SOLE                  1243688        0  1209529
IRIDIUM COMMUNICATIONS INC     COM              46269C102    22618  2933612 SH       SOLE                  1487554        0  1446058
LHC GROUP INC                  COM              50187A107    14268  1112085 SH       SOLE                   564440        0   547645
LENDER PROCESSING SVCS INC     COM              52602E102    20387  1352833 SH       SOLE                   685339        0   667494
LINCARE HLDGS INC              COM              532791100    24697   960597 SH       SOLE                   487546        0   473051
MTS SYS CORP                   COM              553777103    11774   288921 SH       SOLE                   146654        0   142267
MARKETAXESS HLDGS INC          COM              57060D108    31634  1050604 SH       SOLE                   532996        0   517608
MIDDLEBY CORP                  COM              596278101    24180   257129 SH       SOLE                   130502        0   126627
MILLER HERMAN INC              COM              600544100    24793  1343794 SH       SOLE                   682141        0   661653
NETSCOUT SYS INC               COM              64115T104    12474   708736 SH       SOLE                   359455        0   349281
NEUSTAR INC                    COM CL A         64126X201    46509  1361103 SH       SOLE                   690461        0   670642
PROGRESS SOFTWARE CORP         COM              743312100    20584  1063778 SH       SOLE                   539876        0   523902
QLOGIC CORP                    COM              747277101    24054  1603610 SH       SOLE                   813890        0   789720
RLI CORP                       COM              749607107    29587   406085 SH       SOLE                   206090        0   199995
SOTHEBYS                       COM              835898107    19793   693762 SH       SOLE                   352214        0   341548
STANTEC INC                    COM              85472N109    17713   653400 SH       SOLE                   126200        0   527200
TCF FINL CORP                  COM              872275102    22175  2148705 SH       SOLE                  1090448        0  1058257
TEMPUR PEDIC INTL INC          COM              88023U101    14804   281820 SH       SOLE                   143302        0   138518
THOR INDS INC                  COM              885160101    23981   874252 SH       SOLE                   444374        0   429878
TRUE RELIGION APPAREL INC      COM              89784N104    19256   556862 SH       SOLE                   282715        0   274147
UNIVERSAL HLTH SVCS INC        COM CL B         913903100    34865   897185 SH       SOLE                   466343        0   430842
WILEY JOHN & SONS INC          COM CL A         968223206    34152   769193 SH       SOLE                   390313        0   378880